Post-Employment Benefits - Summary of Weighted Average Principal Assumptions Used to Determine Defined Benefit Obligation (Detail)	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Disclosure of defined benefit plans [line items]
Discount rate	4.14%	3.72%	3.72%
Pension plan [member] | Canada plan [member]
Disclosure of defined benefit plans [line items]
Discount rate	3.10%	4.10%
Rate of compensation increase	2.30%	2.30%
Other post employment benefit plans [member] | Canada plan [member]
Disclosure of defined benefit plans [line items]
Discount rate	3.00%	4.00%
Rate of compensation increase	2.30%	2.30%